ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Beginning balance	$ 1,467,374	$ 644,090
(Write-off)/Addition	(871,670)	842,179
Exchange rate effect	9,740	(18,895)
Ending balance	$ 605,444	$ 1,467,374